Due From Financial Institutions At Amortized Cost_Details Of Due From Financial Institutions(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 22,723,354	₩ 18,147,672
Due from financial institutions in Korean won
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	15,688,428	13,414,535
The Bank of Korea
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 11,242,803	₩ 8,117,840
The Bank of Korea | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
The Bank of Korea | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Hana Bank and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 3,692,044	₩ 4,641,714
Hana Bank and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Hana Bank and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		1.90%	1.90%
NH Investment Securities and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 753,581	₩ 654,981
NH Investment Securities and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
NH Investment Securities and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		1.63%	1.63%
Due from financial institutions in foreign currencies
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 7,034,926	₩ 4,733,137
Wells Fargo Bank, N.A. and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 4,215,918	₩ 2,351,929
Wells Fargo Bank, N.A. and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Wells Fargo Bank, N.A. and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		3.50%	3.50%
Bank of Shanghai, Beijing Branch and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 739,637	₩ 1,053,776
Bank of Shanghai, Beijing Branch and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Bank of Shanghai, Beijing Branch and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		7.05%	7.05%
Societe Generale (Paris) and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 2,079,371	₩ 1,327,432
Societe Generale (Paris) and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Societe Generale (Paris) and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		7.70%	7.70%

[1]	Before netting of allowance